Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Summary of Components of Income Tax Expense Benefit
Income tax expense is composed of the following:

	For the year ended December 31,
	2020	2019
Current:
Federal	$—	$—
State	23	23

Total current expense	23	23
Deferred:
Federal	1,851	(1,131)
State	(1,791)	2,293

Total deferred expense	$60	$1,162

Income tax expense	$83	$1,185

Summary of Effective Income Tax Rate Reconciliation
The following table presents a reconciliation of the income tax benefit computed at the U.S. federal statutory rate and the Company’s income tax expense / (benefit) (in thousands):

	For the year ended December 31,
	2020	2019
Income tax benefit—computed as 21% of pretax loss	$(379)	$(1,549)
Effect of noncontrolling interests and redeemable noncontrolling interests	1,823	880
State tax, net of federal benefit	(1,736)	1,830
State valuation allowance	339	—
Effect of tax credits	(153)	(131)
Other	189	155

Income tax expense	$83	$1,185

Effective income tax rate	(4.6%)	(16.1%)

Summary of Deferred Tax Assets and Liabilities	As of December 31, 2020 and 2019, the Company’s deferred tax assets and liabilities are comprised of the following:

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating losses	$20,000	$10,842
Intangible liabilities	1,206	1,265
Deferred financing costs	277	16
Tax credits	810	656
Deferred site lease	73	18
Asset retirement obligation	1,154	197
Stock-based compensation	50	32
Sec. 163(j) interest limitation	7,947	8,465

Total deferred tax assets	$31,517	$21,491
Valuation allowance	(339)	—

Net deferred tax assets	$31,178	$21,491
Deferred tax liabilities:
Property, plant and equipment	$(18,537)	$(12,024)
Intangible assets	(1,089)	(972)
Investments in partnerships	(22,553)	(19,108)

Total deferred tax liabilities	(42,179)	(32,104)

Net deferred tax liability	$(11,001)	$(10,613)

CBRE Acquisition Holdings Inc [Member]
Summary of Components of Income Tax Expense Benefit
The Company’s financial statements include total net loss before taxes of approximately $(2,500,565) for the year ended December 31, 2020. The income tax provision consists of the following:

December 31, 2020
Federal	—
Current	—
Deferred	—
State and local	—
Current	—
Deferred	—
Income tax provision (benefit)	—

Summary of Effective Income Tax Rate Reconciliation	The reconciliation of the differences between the provision/(benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	December 31, 2020
	Amount	Percent of Pretax Income
Current tax at U.S. statutory rate	(525,119)	21%
Non-deductible Redeemable Warrants	463,013	-19%
Change in valuation allowance	62,106	-2%
Total income tax provision/(benefit)	—	0%

Summary of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities as of December 31, 2020 are as follows
:

December 31, 2020
Asset (liability)
Net o perating l osses	5,294
Capitalized c osts	56,812

Deferred taxes before valuation allowance	62,106
Valuation allowance	(62,106)

Net deferred tax assets/(liabilities), net of allowance	—